Note 14 - Prepayments and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about prepayments and other receivables [text block]
	December 31,
	2025	2024
	(USD in thousands)
VAT receivables	$185	$216
Prepayments	616	955
Receivables from collaboration partners	—	37
Other receivables	—	65
Total prepayments and other receivables	$801	$1,273